Business and Basis of Presentation	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Basis of Presentation	BUSINESS AND BASIS OF PRESENTATION
Pruco Life Insurance Company, (“Pruco Life”) is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”), which in turn is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Pruco Life is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York, and sells such products primarily through affiliated and unaffiliated distributors.

Pruco Life has one wholly-owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, (“PLNJ”). PLNJ is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only. Pruco Life and its subsidiary are together referred to as the "Company", "we" or "our" and all financial information is shown on a consolidated basis.

Prudential Financial Sale of PALAC

Effective April 1, 2022, Prudential Financial completed the sale of Prudential Annuities Life Assurance Corporation (“PALAC”) to Fortitude Group Holdings, LLC (“Fortitude”). As such, PALAC is no longer an affiliate of Prudential Financial or the Company. Fortitude subsequently renamed the company Fortitude Life Insurance & Annuity Company (“FLIAC”).

2021 Variable Annuities Recapture

Effective July 1, 2021, the Company recaptured the risks related to its variable annuity base contracts, along with the living benefit guarantees, that had previously been reinsured to PALAC from April 1, 2016 through June 30, 2021. The recapture does not impact PLNJ, which will continue to reinsure its new and in force business to Prudential Insurance. The product risks related to the previously reinsured business that were being managed in PALAC, were transferred to the Company. In addition, the living benefit hedging program related to the previously reinsured living benefit riders are being managed within the Company. This transaction is referred to as the "2021 Variable Annuities Recapture".

The day 1 impact of the Variable Annuities Recapture resulted in the following significant non-cash transactions:
•The increase in total investments includes non-cash activities of $8.3 billion related to the recapture transaction.
•The Company incurred a loss related to ceding commissions of $2 billion.
•The increase in Additional paid-in capital includes non-cash activities of $3.4 billion in invested assets related to capital contributions from Prudential Insurance

Affiliated Asset Transfers

Affiliate	Period	Transaction	Security Type	Fair Value	Book Value	APIC/ Retained Earnings Increase/(Decrease)	Realized Investment Gain/(Loss), Net	Derivative Gain/(Loss)
				(in millions)
PALAC	July 1, 2021	Purchase	Derivatives, Fixed Maturities, Equity Securities, Commercial Mortgages and JV/LP Investments	$4,908	$4,908	$0	$0	$0
Prudential Insurance	July 1, 2021	Contributed Capital	Fixed Maturities	$3,420	$3,420	$3,420	$0	$0

As part of the recapture transaction, the Company received invested assets of $6.8 billion, net of $2 billion ceding commissions as consideration from PALAC, which is equivalent to the amount of statutory reserve credit taken as of June 30, 2021. The Company released a reinsurance recoverable of $11.6 billion.

The Company derecognized its ceded Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI") balances as of June 30, 2021. The company also recognized a net deferred reinsurance loss from the original transaction of $0.2 billion. As a result of the recapture transaction, the Company recognized a pre-tax loss of $2.9 billion immediately.
There was a $3.8 billion capital contribution from Prudential Insurance, which includes $3.4 billion in invested assets and $0.4 billion in cash.

Reinsurance Agreement with FLIAC

Effective December 1, 2021, the Company entered into a reinsurance agreement with FLIAC (previously named PALAC) under which the Company assumed all of its variable and fixed indexed annuities and fixed annuities with a guaranteed lifetime withdrawal income feature from FLIAC. As a result, the Company recognized a deferred reinsurance loss of $238 million. As of December 31, 2021, the reinsurance recoverable from the reinsurance of indexed variable annuities was $7.2 billion, and the Policyholders' account balances resulting from the reinsurance of variable and fixed indexed annuities and fixed annuities with a guaranteed lifetime withdrawal income benefit was $9.8 billion. See Note 11 for additional information regarding this reinsurance arrangement.

Basis of Presentation

On January 1, 2023, the Company adopted ASU 2018-12, Financial Services— Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, which provided new authoritative guidance impacting the accounting and disclosure requirements for long-duration insurance and investment contracts issued by the Company. See “Adoption of ASU 2018-12” below for additional information regarding this adoption, including the impacts to the Company’s 2022 and 2021 financial statements from implementing the new accounting standard as well as the transition impacts recorded as of January 1, 2021. See Note 2 for additional details regarding the key policy changes effected by this ASU and updated accounting policies resulting from the adoption of this ASU for the years ended December 31, 2022 and 2021 presented in the Consolidated Financial Statements.

The Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"). Intercompany balances and transactions have been eliminated.

Adoption of ASU 2018-12

In August 2018, the FASB issued ASU 2018-12, Financial Services—Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts which provides new authoritative guidance impacting the accounting and disclosure requirements for long-duration insurance and investment contracts issued by the Company. The Company adopted this guidance, effective January 1, 2023, using the modified retrospective transition method, where permitted, for changes to the liability for future policy benefits and DAC and related balances, and using the retrospective transition method, as required, for market risk benefits. The Company applied the guidance as of the transition date of January 1, 2021 and retrospectively adjusted prior period amounts for the years ended December 31, 2022 and 2021 for financial statements to reflect the new guidance. The Company has not retrospectively adjusted its financial statements for the year ended December 31, 2020 to reflect the adoption of ASU 2018-12, consistent with the Division of Corporation Finance’s Financial Reporting Manual Section 11410.1.

As of December 31, 2022 and 2021, the impact of adoption is primarily from remeasuring in force contract liabilities using upper-medium grade fixed income instrument yields as reported in future policy benefits, other changes in reserves, and market risk benefits.

The following tables present amounts as previously reported in 2022, the effect upon those amounts from the adoption of the new guidance under ASU 2018-12, and the adjusted amounts that are reflected in the Consolidated Financial Statements included herein.
Consolidated Statements of Financial Position:

	December 31, 2022
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
Deferred policy acquisition costs	$6,616,097	$314,328	$6,930,425
Reinsurance recoverables	34,561,825	2,534,737	37,096,562
Deferred sales inducements	275,574	105,930	381,504
Income tax assets	1,873,740	(178,989)	1,694,751
Market risk benefit assets	0	1,393,237	1,393,237
Other assets	1,327,393	4,034	1,331,427
TOTAL ASSETS	$189,299,841	$4,173,277	$193,473,118
Policyholders’ account balances	$41,748,241	$164,295	$41,912,536
Future policy benefits	23,204,533	(2,375,500)	20,829,033
Market risk benefit liabilities	0	5,521,601	5,521,601
Other liabilities	3,407,156	190,217	3,597,373
Total liabilities	184,936,310	3,500,613	188,436,923

Retained earnings / (accumulated deficit)	(95,583)	(898,571)	(994,154)
Accumulated other comprehensive income (loss)	(1,581,300)	1,571,235	(10,065)
Total equity	4,363,531	672,664	5,036,195
TOTAL LIABILITIES AND EQUITY	$189,299,841	$4,173,277	$193,473,118

	December 31, 2021
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
Deferred policy acquisition costs	$6,830,972	$198,336	$7,029,308
Reinsurance recoverables	38,598,767	1,845,429	40,444,196
Deferred sales inducements	374,649	39,970	414,619
Income tax assets	1,316,879	(69,019)	1,247,860
Market risk benefit assets	0	1,786,565	1,786,565
Other assets	1,140,948	240,881	1,381,829
TOTAL ASSETS	$221,661,364	$4,042,162	$225,703,526
Policyholders’ account balances	$35,361,795	$368,885	$35,730,680
Future policy benefits	27,927,029	(6,416,280)	21,510,749
Market risk benefit liabilities	0	9,764,443	9,764,443
Other liabilities	2,264,477	66,212	2,330,689
Total liabilities	215,706,270	3,783,260	219,489,530

Retained earnings / (accumulated deficit)	(437,332)	209,883	(227,449)
Accumulated other comprehensive income (loss)	347,435	49,019	396,454
Total equity	5,955,094	258,902	6,213,996
TOTAL LIABILITIES AND EQUITY	$221,661,364	$4,042,162	$225,703,526
Consolidated Statements of Operations and Comprehensive Income (Loss):

	Year Ended, December 31, 2022
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
REVENUES
Premiums	$274,783	$(9,575)	$265,208
Policy charges and fee income	1,731,957	(501,356)	1,230,601
Other income (loss)	(661,860)	10,391	(651,469)
Realized investment gains (losses), net	1,041,435	(705,053)	336,382
Change in value of market risk benefits, net of related hedging gain (loss)	0	(700,581)	(700,581)
TOTAL REVENUES	3,554,498	(1,906,174)	1,648,324
BENEFITS AND EXPENSES
Policyholders’ benefits	609,392	(151,019)	458,373
Change in estimates of liability for future policy benefits	0	55,099	55,099
Interest credited to policyholders’ account balances	517,488	(72,273)	445,215
Amortization of deferred policy acquisition costs	857,385	(337,109)	520,276
General, administrative and other expenses	1,154,229	2,235	1,156,464
TOTAL BENEFITS AND EXPENSES	3,138,494	(503,067)	2,635,427
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	416,004	(1,403,107)	(987,103)
Income tax expense (benefit)	(882)	(294,653)	(295,535)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	416,886	(1,108,454)	(691,568)
NET INCOME (LOSS)	$341,749	$(1,108,454)	$(766,705)
Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses)	(2,430,238)	176,201	(2,254,037)
Interest rate remeasurement of future policy benefits	0	310,353	310,353
Gain (loss) from changes in non-performance risk on market risk benefits	0	1,440,305	1,440,305
Total	(2,439,575)	1,926,859	(512,716)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(510,840)	404,643	(106,197)
Other comprehensive income (loss), net of taxes	(1,928,735)	1,522,216	(406,519)
Comprehensive income (loss)	$(1,586,986)	$413,762	$(1,173,224)

	Year Ended December 31, 2021
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
REVENUES
Premiums	$203,676	$(19,218)	$184,458
Policy charges and fee income	1,529,757	(229,662)	1,300,095
Other income (loss)	267,208	(4,788)	262,420
Realized investment gains (losses), net	(5,295,406)	4,908,512	(386,894)
Change in value of market risk benefits, net of related hedging gain (loss)	0	(4,222,530)	(4,222,530)
TOTAL REVENUES	(2,542,353)	432,314	(2,110,039)
BENEFITS AND EXPENSES
Policyholders’ benefits	655,910	(573,200)	82,710
Change in estimates of liability for future policy benefits	0	27,008	27,008
Interest credited to policyholders’ account balances	(114,585)	(36,804)	(151,389)
Amortization of deferred policy acquisition costs	342,118	(16,523)	325,595
General, administrative and other expenses	(523,925)	151	(523,774)
TOTAL BENEFITS AND EXPENSES	359,518	(599,368)	(239,850)
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	(2,901,871)	1,031,682	(1,870,189)
Income tax expense (benefit)	(691,439)	216,653	(474,786)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	(2,210,432)	815,029	(1,395,403)
NET INCOME (LOSS)	$(2,209,730)	$815,029	$(1,394,701)
Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses)	(247,176)	36,690	(210,486)
Interest rate remeasurement of future policy benefits	0	37,274	37,274
Gain (loss) from changes in non-performance risk on market risk benefits	0	(435,232)	(435,232)
Total	(251,067)	(361,268)	(612,335)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(52,374)	(75,867)	(128,241)
Other comprehensive income (loss), net of taxes	(198,693)	(285,401)	(484,094)
Comprehensive income (loss)	$(2,408,423)	$529,628	$(1,878,795)
Consolidated Statements of Cash Flows:

	Year Ended December 31, 2022
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$341,749	$(1,108,454)	$(766,705)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Policy charges and fee income	(78,754)	210,690	131,936
Interest credited to policyholders’ account balances	517,488	(72,273)	445,215
Realized investment (gains) losses, net	(1,041,435)	705,053	(336,382)
Change in value of market risk benefits, net of related hedging (gains) losses	0	700,581	700,581
Change in:
Future policy benefits and other insurance liabilities	2,407,887	1,335,893	3,743,780
Reinsurance recoverables	(1,181,692)	(1,072,598)	(2,254,290)
Deferred policy acquisition costs	(105,194)	(337,109)	(442,303)
Income taxes	(40,095)	(294,674)	(334,769)
Other, net(1)	1,635,056	(67,109)	1,567,947
Cash flows from (used in) operating activities	$1,824,964	$0	$1,824,964
(1)    Prior period has been reclassified to conform to the current period presentation.

	Year Ended December 31, 2021
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(2,209,730)	$815,029	$(1,394,701)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Policy charges and fee income	(21,763)	187,438	165,675
Interest credited to policyholders’ account balances	(114,585)	(36,804)	(151,389)
Realized investment (gains) losses, net	5,295,406	(4,908,512)	386,894
Change in value of market risk benefits, net of related hedging (gains) losses	0	4,222,530	4,222,530
Change in:
Future policy benefits and other insurance liabilities	2,080,967	(249,447)	1,831,520
Reinsurance recoverables	(1,304,306)	169,623	(1,134,683)
Deferred policy acquisition costs	(3,926,121)	(141,825)	(4,067,946)
Income taxes	(1,082,459)	240,352	(842,107)
Other, net(1)	1,674,972	(298,384)	1,376,588
Cash flows from (used in) operating activities	$(883,941)	$0	$(883,941)
(1)    Prior period has been reclassified to conform to the current period presentation.

The following tables detail the January 1, 2021 transition adjustments by providing a rollforward of the ending reported balances as of December 31, 2020 to the opening balances as of January 1, 2021 for retained earnings, accumulated other comprehensive income (“AOCI”) and the impacted insurance-related balances.

January 1, 2021
Retained Earnings
(in thousands)
Balance after-tax, prior to transition	$1,772,398
Reclassification of market risk benefits non-performance risk to accumulated other comprehensive income(1)	(722,837)
Updates to certain universal life contract liabilities(2)	(116,120)
Other(3)	72,950
Total pre-tax adjustments	(766,007)
Tax impacts	160,861
Balance after-tax, after transition	$1,167,252
(1)    Reflects the cumulative impact of changes in the fair value of market risk benefits (“MRB”) non-performance risk (“NPR”) from the date of contract issuance to January 1, 2021. These amounts were previously recorded in retained earnings but are now reflected in AOCI under the new guidance.
(2)    Reflects the impact on additional insurance reserves ("AIR") and other related balances primarily related to the no-lapse guarantee features on certain universal life contracts. For additional information, see Note 2.
(3)    Primarily reflects the reassessment of deferred reinsurance gains ("DRG") and losses ("DRL").

January 1, 2021
Accumulated Other Comprehensive Income
(in thousands)
Balance after-tax, prior to transition	$546,128
Interest rate remeasurement of future policy benefits	(196,526)
Reclassification of market risk benefits non-performance risk to accumulated other comprehensive income(1)	722,837
Unwinding amounts related to unrealized investment gains and losses(2)	(102,042)
Change in operating joint ventures	(753)
Total pre-tax adjustments	423,516
Tax impacts	(89,096)
Balance after-tax, after transition	$880,548
(1)    Reflects the cumulative impact of changes in NPR on the fair value of market risk benefits from the date of contract issuance to January 1, 2021. These amounts were previously recorded in retained earnings but are now reflected in AOCI under the new guidance.
(2)    Primarily reflects amounts related to DAC and other balances as unrealized investment gains or losses no longer impact the amortization pattern of such balances under the new guidance. Also includes the impacts from updates to reserves and other related balances for certain universal life contracts. For additional information, see Note 2.

	January 1, 2021
	Deferred Policy Acquisition Costs
	Term Life	Variable/Universal Life	Total
	(in thousands)
Balance prior to transition	$462,098	$1,971,838	$2,433,936
Unwinding amounts related to unrealized investment gains and losses	0	74,702	74,702
Other(1)	1	(15,557)	(15,556)
Balance after transition	$462,099	$2,030,983	$2,493,082
(1)    Represents miscellaneous model refinements.

	January 1, 2021
	Deferred Reinsurance Losses(1)
	Variable Annuities	Term Life	Variable/Universal Life	Total
	(in thousands)
Balance prior to transition	$118,579	$87,932	$27,167	$233,678
Unwinding amounts related to unrealized investment gains and losses	14,804	0	0	14,804
Effect of change in reserve basis to market risk benefits	141,032	0	0	141,032
Effect of change in SOP 03-1 reserve basis	0	0	(27,167)	(27,167)
Balance after transition	$274,415	$87,932	$0	$362,347
(1)    Deferred reinsurance losses are included in “Other assets.”

January 1, 2021
Deferred Reinsurance Gains(1)
Variable/Universal Life
(in thousands)
Balance prior to transition	$134,213
Effect of change in SOP 03-1 reserve basis	40,046
Balance after transition	$174,259
(1)    Deferred reinsurance gains are included in “Other liabilities.”

	January 1, 2021
	Benefit Reserves(1)
	Term Life	Life Insurance - Taiwan	Other(2)	Total
	(in thousands)
Balance prior to transition	$6,674,490	$1,592,329	$219,744	$8,486,563
Changes in cash flow assumptions and other activity	(259)	43,233	(7,283)	35,691
Balance after transition, at original discount rate	6,674,231	1,635,562	212,461	8,522,254
Cumulative changes in discount rate assumptions	2,432,010	3,316,991	27,818	5,776,819
Balance after transition, at current discount rate	9,106,241	4,952,553	240,279	14,299,073
Less: Reinsurance recoverable	8,536,200	4,952,553	239,874	13,728,627
Balance after transition, net of reinsurance recoverable	$570,041	$0	$405	$570,446
(1)    Benefit reserves, excluding amounts for reinsurance recoverable, are included in "Future policy benefits". For additional information on the liability for future policy benefits, see Note 8.
(2)    Other includes fixed annuities and retirement products.

	January 1, 2021
	Deferred Profit Liability(1)
	Life Insurance - Taiwan	Other(2)	Total
	(in thousands)
Balance prior to transition	$49,127	$1,689	$50,816
Changes in benefit reserves	(6,671)	8,521	1,850
Balance after transition	42,456	10,210	52,666
Less: Reinsurance recoverable	42,456	10,210	52,666
Balance after transition, net of reinsurance recoverable	$0	$0	$0
(1)    Deferred profit liability ("DPL"), excluding amounts for reinsurance recoverable, is included in "Future policy benefits". For additional information regarding the liability for future policy benefits, see Note 8.
(2)    Other includes fixed annuities and retirement products.

	January 1, 2021
	Additional Insurance Reserves(1)
	Variable/Universal Life	Variable Annuities	Total
	(in thousands)
Balance prior to transition	$9,363,585	$588,311	$9,951,896
Unwinding amounts related to unrealized investment gains and losses	(1,426,811)	(53,889)	(1,480,700)
Balance prior to transition, excluding amounts related to unrealized investment gains and losses	7,936,774	534,422	8,471,196
Reclassification of future policy benefits additional insurance reserves to market risk benefits	0	(534,422)	(534,422)
Updates to certain universal life contract liabilities(2)	1,771,341	0	1,771,341
Balance after transition, excluding amounts related to unrealized investment gains and losses	9,708,115	0	9,708,115
Amounts related to unrealized investment gains and losses after transition	1,169,972	0	1,169,972
Balance after transition	10,878,087	0	10,878,087
Less: Reinsurance recoverable	10,685,150	0	10,685,150
Balance after transition, net of reinsurance recoverable	$192,937	$0	$192,937
(1)    AIR, excluding amounts for reinsurance recoverable, are included in "Future policy benefits". For additional information regarding the liability for future policy benefits, see Note 8.
(2)    For additional information regarding updates to reserves and other related balances for certain universal life contracts, see Note 2.

January 1, 2021
Unearned Revenue Reserves(1)
Variable/Universal Life
(in thousands)
Balance prior to transition	$1,377,669
Unwinding amounts related to unrealized investment gains and losses and other activity	367,599
Balance after transition	1,745,268
Less: Reinsurance recoverable	751,517
Balance after transition, net of reinsurance recoverable	$993,751
(1)    Unearned revenue reserves ("URR") are included in "Policyholders' account balances". For additional information regarding the liability for policyholders' account balances, see Note 9.

January 1, 2021
Market Risk Benefits(1)
Variable Annuities
(in thousands)
Liability for guaranteed benefits recorded at fair value, prior to transition	$13,227,814
Additional insurance reserves to be reclassed to market risk benefits, prior to transition, excluding amounts related to unrealized investment gains and losses	534,422
Total liability prior to transition	13,762,236
Change in reserve basis to market risk benefits framework	(184,693)
Market risk benefits after transition, at current non-performance risk value	13,577,543
Less: Reinsured market risk benefits	13,589,575
Market risk benefits after transition, net of reinsurance	(12,032)

Market risk benefits after transition, at contract inception non-performance risk value	14,300,380
Cumulative change in non-performance risk	722,837
Market risk benefits after transition, at current non-performance risk value	$13,577,543
(1)    For additional information regarding market risk benefits, see Note 10.

January 1, 2021
Cost of Reinsurance(1)
Variable/Universal Life
(in thousands)
Balance prior to transition	$602,294
Unwinding amounts related to unrealized investment gains and losses	(246,899)
Balance prior to transition, excluding amounts related to unrealized investment gains and losses	355,395
Impact from updates to certain universal life contract liabilities(2)	81,920
Balance after transition, excluding amounts related to unrealized investment gains and losses	437,315
Amounts related to unrealized investment gains and losses after transition	191,098
Balance after transition	$628,413
(1)    Cost of reinsurance is included in "Other liabilities".
(2)    For additional information regarding updates to reserves and other related balances for certain universal life contracts, see Note 2.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining future policy benefits; policyholders' account balances and reinsurance related to the fair value of embedded derivative instruments associated with the index-linked features of certain universal life and annuity products; market risk benefits; the valuation of investments including derivatives, the measurement of allowance for credit losses, and the recognition of other-than-temporary impairments; reinsurance recoverables; any provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.

COVID-19

Since the first quarter of 2020, the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets. The pandemic has adversely impacted, and may continue to adversely impact, the Company's results of operations, financial condition and cash flows. The risks have manifested, and may continue to manifest, in the Company's financial statements in the areas of, among others, (i) insurance liabilities and related balances: potential changes to assumptions regarding investment returns, mortality and policyholder behavior which are reflected in our insurance liabilities and certain related balances (e.g., DAC, etc.); and (ii) investments: increased risk of loss on our investments due to default or deterioration in credit quality or value. The Company cannot predict what impact the COVID-19 pandemic will ultimately have on its businesses.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

Out of Period Adjustments

In 2022, the Company recorded out of period adjustments resulting in an aggregate net benefit of $27 million to "Income (loss) from operations before income taxes and equity in earnings of operating joint venture". These adjustments relate to reserves for certain universal and variable life products and certain portions of variable life and annuities reinsurance activity.

Management has evaluated the impact of all out of period adjustments, both individually and in the aggregate, and concluded that they are not material to any current or previously reported quarterly or annual financial statements.